Other operating income and expenses	12 Months Ended
Dec. 31, 2021
Other Operating Income And Expenses
Other operating income and expenses

38.	Other operating income and expenses

The breakdown of "Other operating income (expense)" is as follows:

Thousand of reais	2021	2020	2019

Other operating income	914,084	792,639	591,125
Other operating expense	(1,559,663)	(1,237,133)	(1,351,568)
Contributions to fund guarantee of credit - FGC	(473,801)	(428,016)	(347,276)
Total	(1,119,380)	(872,510)	(1,107,719)